Employee Benefits Expense	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS EXPENSE.
Employee Benefits Expense

30.  EMPLOYEE BENEFITS EXPENSE

The details of employee expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	2024	2023	2022
Employee Benefits Expense	ThCh$	ThCh$	ThCh$
Wages and salaries	(144,874,878)	(146,824,150)	(141,118,974)
Post-employment benefit obligations expense	(1,650,001)	(1,454,028)	(1,394,294)
Social security and other contributions	(14,472,300)	(15,071,705)	(14,545,508)
Other employee expenses (*)	(2,939,955)	(9,437,917)	(1,180,617)
Total Employee Benefits Expenses	(163,937,134)	(172,787,800)	(158,239,393)

(*) In 2023, this item includes an amount of ThCh$3,700,000 for restructuring expenses and provisions.